Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Production Costs [Line Items]
Wages and salaries	$ 328,384	$ 352,736
Severances	23,884	0
Share-based compensation	3,936	5,128
Total employee compensation and benefit expenses	356,204	357,864
Less: Expensed within Care and Maintenance expenses	(11,721)	(4,310)
Less: Expensed within General and Administrative expenses	(26,179)	(31,230)
Less: Expensed within Exploration expenses	(7,589)	(5,243)
Employee compensation and benefits expenses included in production costs	310,715	$ 317,081
Manantial Espejo mine [member]
Production Costs [Line Items]
Severances	15,500
Morococha mine [member]
Production Costs [Line Items]
Severances	5,600
Dolores mine [member]
Production Costs [Line Items]
Severances	$ 2,800